Subsequent Event	3 Months Ended
Sep. 30, 2023
Subsequent Event
Subsequent Event
12.	Subsequent Event
On October 31, 2023, the Company exercised its option agreement with TETRA Technologies, Inc. to acquire brine production rights for the South West Arkansas Project.